Stockholders' Equity - Schedule of Stock Reserved for Issuance (Details) - shares	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Class A-1 Common Stock reserved for issuance	29,710,007	8,898,261
Warrants
Class of Stock [Line Items]
Class A-1 Common Stock reserved for issuance	22,333,308	3,275,704
Warrants | Options
Class of Stock [Line Items]
Class A-1 Common Stock reserved for issuance	2,376,700	5,622,557
Warrants | Class A-2 Common Stock
Class of Stock [Line Items]
Class A-1 Common Stock reserved for issuance	4,999,999	0